Annual Fund Operating Expenses	18 Months Ended
Jun. 30, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.31%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.30%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.17%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.26%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.37%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%